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May 28, 2025	Kathleen M. Nichols T +1 617 854 2418 Kathleen.Nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Investment Trust (the “Trust”) (File Nos. 033-19228 and 811-05443)

Ladies and Gentlemen:

On behalf of the Trust, we are today filing, by electronic submission via EDGAR, a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of Calamos Dividend Growth Fund (“Dividend Growth”) into Calamos Growth and Income Fund (“Growth and Income”), each a series of the Trust (the “Reorganization”).

The joint Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) contained in the Registration Statement will be furnished to shareholders of Dividend Growth in connection with a special meeting of shareholders of Dividend Growth (the “Meeting”). At the Meeting, shareholders of Dividend Growth will be asked to approve an Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of Dividend Growth to Growth and Income in exchange solely for shares of beneficial interest of Growth and Income and the assumption by Growth and Income of all the liabilities of Dividend Growth; and (ii) the distribution by Dividend Growth of all the shares of each class of Growth and Income received by Dividend Growth to the holders of shares of the corresponding class of Dividend Growth in complete liquidation and termination of Dividend Growth.

The Registration Statement is proposed to become effective on June 27, 2025, pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 854-2418.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:	John P. Calamos, Sr.

Securities and Exchange Commission	- 2 -	May 28, 2025

Erik D. Ojala, Esq.

J. Christopher Jackson, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP

Daniel R. Wells Esq., Ropes & Gray LLP